Derivatives (Master Netting Agreements) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	$ 126	$ 181
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	126	181
Designated as Hedging Instrument [Member] | Regulatory Deferral Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	1	14
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	1	14
Designated as Hedging Instrument [Member] | Held for Trading Hedge [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	125	167
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Derivative Liability, Collateral, Right to Reclaim Cash, Offset	$ 125	$ 167